Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,822,339	$ 523,658	¥ 5,192,127
Restricted cash	8,696	1,191	154,433
Short-term investments (including short-term investments measured at fair value of RMB220,728 and RMB285,202 as of December 31, 2023 and 2024, respectively)	1,274,609	174,621	379,456
Accounts receivable, net of allowance for credit losses of RMB6,862 and RMB17,199 as of December 31, 2023 and 2024, respectively	473,490	64,868	503,978
Amounts due from related parties, net of allowance for credit losses of RMB23,394 and RMB7,484 as of December 31, 2023 and 2024, respectively	¥ 499,524	$ 68,435	¥ 393,891
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity	Affiliated Entity	Affiliated Entity
Loan receivables, net of allowance for credit losses of RMB79,510 and RMB74,059 as of December 31, 2023 and 2024, respectively	¥ 169,108	$ 23,168	¥ 286,921
Other current assets	226,965	31,091	206,250
Total current assets	6,474,731	887,032	7,117,056
Long-term investments (including long-term investments measured at fair value of RMB666,867 and RMB703,246 as of December 31, 2023 and 2024, respectively)	971,099	133,040	810,484
Investment in affiliates	1,373,156	188,122	1,526,544
Property and equipment, net	2,382,247	326,367	2,482,199
Operating lease right-of-use assets	121,115	16,593	139,019
Deferred tax assets	319,206	43,731	431,494
Other non-current assets	137,291	18,809	178,582
Total Assets	11,778,845	1,613,694	12,685,378
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses	412,730	56,544	564,096
Income tax payable	63,892	8,753	89,694
Deferred revenues	72,259	9,899	72,824
Contingent liabilities	476,100	65,200	482,802
Other current liabilities	404,288	55,387	681,802
Total current liabilities	1,429,276	195,809	1,891,218
Deferred tax liabilities	246,093	33,715	262,404
Operating lease liabilities, non-current	75,725	10,374	76,533
Other non-current liabilities	15,011	2,056	27,660
Total Liabilities	1,766,105	241,954	2,257,815
Contingencies
Shareholders' equity:
Ordinary shares: 1,000,000,000 ordinary shares authorized (US$0.00005 par value), 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023 and 1,000,000,000 ordinary shares authorized (US$0.00005 par value), 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024	113	15	110
Treasury Stock	53,345	7,308
Additional paid-in capital	3,907,992	535,393	3,798,662
Retained earnings	5,904,540	808,919	6,436,946
Accumulated other comprehensive income	186,548	25,557	74,616
Total Noah Holdings Limited shareholders' equity	9,945,848	1,362,576	10,310,334
Non-controlling interests	66,892	9,164	117,229
Total Shareholders' Equity	10,012,740	1,371,740	10,427,563
Total Liabilities and Equity	¥ 11,778,845	$ 1,613,694	¥ 12,685,378